Document and Entity Information	May 15, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001838126
Document Type	8-K
Document Period End Date	May 15, 2025
Entity Registrant Name	HPS CORPORATE LENDING FUND
Entity Incorporation State Country Code	DE
Entity File Number	814-01431
Entity Tax Identification Number	87-6391045
Entity Address, Address Line One	40 West 57th Street
Entity Address, Address Line Two	33rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	287-6767
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false